Provisions - Tax, civil, labor and environmental provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions and the corresponding judicial deposits
Net amount	$ 300,923	$ 341,161	$ 296,879
Judicial provision
Provisions and the corresponding judicial deposits
Judicial deposits	(7,052)	(7,841)
Provision	37,693	65,722
Net amount	30,641	57,881
Outstanding judicial deposits	9,230	10,949
Tax
Provisions and the corresponding judicial deposits
Judicial deposits	(2,048)	(2,318)
Provision	14,116	20,893
Net amount	12,068	18,575
Outstanding judicial deposits	2,245	3,130
Labor
Provisions and the corresponding judicial deposits
Judicial deposits	(4,258)	(4,765)
Provision	16,446	21,186
Net amount	12,188	16,421
Outstanding judicial deposits	6,555	7,408
Civil
Provisions and the corresponding judicial deposits
Judicial deposits	(746)	(758)
Provision	2,117	19,078
Net amount	1,371	18,320
Outstanding judicial deposits	17	23
Environmental
Provisions and the corresponding judicial deposits
Provision	5,014	4,565
Net amount	5,014	4,565
Outstanding judicial deposits	$ 413	$ 388